Consolidated Balance Sheets - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016
ASSETS
Non-current assets	€ 47,148	€ 20,141
Intangible assets (Note 5.1)	35,136	9,634
Internally generated software	3,503	1,007
Licenses and domains	128	37
Brands and trademarks	4,917	2,605
Intangible assets under development	1,090
Other intangible assets	2,314	2,661
Goodwill	23,184	3,324
Property, plant and equipment (Note 5.2)	2,082	485
Leasehold improvements	186	245
Other and office equipment	373	240
Property, plant and equipment under construction	1,523
Other non-current financial assets (Note 5.4)	23	21
Deferred tax assets (Note 5.6)	9,907	10,001
Current assets	22,034	17,127
Current trade and other receivables	13,820	9,063
Trade receivables (Note 5.3)	6,814	4,272
Other financial current assets (Note 5.4)	3,156	2,489
Other assets (Note 5.5)	3,850	2,302
Cash and cash equivalents (Note 5.7)	8,214	8,064
TOTAL ASSETS	69,182	37,268
SHAREHOLDER'S EQUITY AND LIABILITIES
Shareholder's equity (Note 5.8)	19,477	(24,723)
Subscribed capital	1,317	25
Capital reserves	48,877
Share-based payment reserve (Note 4.11)	2,747	2,259
Accumulated deficit	(32,581)	(27,007)
Accumulated other comprehensive income	(883)
Non-current liabilities	765	33,161
Non-current borrowings (Note 5.9)		5,850
Other non-current provisions (Note 5.10)	17	17
Other non-current financial liabilities (Note 5.11)		26,280
Deferred tax liabilities (Note 5.13)	725	929
Non-current deferred income (Note 5.15)	23	85
Current liabilities	48,940	28,830
Current borrowings (Note 5.9)	5,850	5
Other current provisions (Note 5.10)	1,159	806
Current trade and other payables	21,291	9,637
Trade payables (Note 7.1)	11,489	5,568
Other financial current liabilities (Note 5.11)	6,515	1,337
Other liabilities (Note 5.12)	3,287	2,732
Current income tax liabilities (Note 5.14)	286	335
Current deferred income (Note 5.15)	20,354	18,047
TOTAL SHAREHOLDER'S EQUITY AND LIABILITIES	€ 69,182	€ 37,268